K&L Gates LLP
K&L|GATES                                        1601 K Street, NW
                                                 Washington, DC  20006-1600

                                                 T 202.778.9000  www.klgates.com



July 29, 2008


VIA EDGAR

Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

       Re:   Neuberger Berman Institutional Liquidity Series
             -  Trust Class shares of:
                        Neuberger Berman Institutional Cash Fund
                        Neuberger Berman Prime Money Fund
             File Nos. 333-120168 and 811-21647
             Post-Effective Amendment No. 6
             ------------------------------

Ladies and Gentlemen:

     Transmitted herewith for filing on behalf of Neuberger Berman Institutional Liquidity Series ("Registrant"), pursuant to the Securities Act of 1933, as amended, and Rule 485(b) of Regulation C thereunder ("Rule 485(b)"), and pursuant to the Investment Company Act of 1940, as amended and the regulations thereunder, is Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A ("Post-Effective Amendment"). This Post-Effective Amendment contains a conformed signature page signed by power of attorney and a conformed consent of the Registrant's independent accountants, the manually signed originals of which are maintained at the offices of the Registrant. Also accompanying this transmission is a conformed copy of our firm's representation letter pursuant to Rule 485(b), the original of which is also maintained at the offices of the Registrant.

     Should you have any questions, please do not hesitate to call me at (202) 778-9305. Thank you for your attention.

                                           Sincerely,


                                           /s/Lori L. Schneider

                                           Lori L. Schneider